                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21102
                                  ------------

The Hyperion Strategic Mortgage Income Fund, Inc.
---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway, 36th Fl., New York, NY 10006-1404
-------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York, NY 10006-1404
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                   --------------------

Date of fiscal year end:  November 30, 2005
                        --------------------------

Date of reporting period:  August 31, 2005
                         -----------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.     Schedule of Investments

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                     Principal
                                                             Interest                 Amount
                                                               Rate       Maturity    (000s)          Value
                                                             ---------   ----------  ---------    -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.2%
U.S. GOVERNMENT AGENCY PASS -THROUGH CERTIFICATES - 60.2%
 Federal Home Loan Mortgage Corporation
  Pool A14559                                                     6.50%   09/01/33   $   2,377    $   2,458,944
  Pool C68878                                                     7.00    06/01/32         503          526,697
  Pool C69047                                                     7.00    06/01/32       1,137        1,190,068
  Pool G01466                                                     9.50    12/01/22       1,472        1,622,013
  Pool 555559                                                    10.00    03/01/21       1,571        1,766,335
                                                                                                  -------------
                                                                                                      7,564,057
                                                                                                  -------------

 Federal National Mortgage Association
  Pool 694391                                                     5.50    03/01/33       4,116 @      4,161,657
  Pool 753914                                                     5.50    12/01/33      10,084 @     10,196,724
  Pool 754355                                                     6.00    12/01/33       6,626 @      6,788,523
  Pool 761836                                                     6.00    06/01/33       3,906        4,001,764
  Pool 763643                                                     6.00    01/01/34       8,093 @      8,285,348
  Pool 255413                                                     6.50    10/01/34      10,619 @     10,974,880
  Pool 323982                                                     6.50    10/01/06         409          413,488
  Pool 795367                                                     6.50    09/01/34       5,483        5,666,637
  Pool 809989                                                     6.50    03/01/35       4,955 @      5,121,194
  Pool 626299                                                     7.00    06/01/32         602          631,665
  Pool 635095                                                     7.00    06/01/32       1,018        1,067,728
  Pool 641575                                                     7.00    04/01/32         519          544,055
  Pool 645399                                                     7.00    05/01/32       2,843 @      2,982,183
  Pool 645466                                                     7.00    05/01/32       2,691 @      2,822,050
  Pool 650131                                                     7.00    07/01/32       1,587        1,664,637
  Pool 398800                                                     8.00    06/01/12         752          804,089
  Pool 827854                                                     8.00    10/01/29       3,219        3,451,302
  Pool 636449                                                     8.50    04/01/32       2,479        2,697,880
  Pool 823757                                                     8.50    10/01/29       4,816        5,253,523
  Pool 458132                                                     9.41    03/15/31       2,064        2,273,289
                                                                                                  -------------
                                                                                                     79,802,616
                                                                                                  -------------

TOTAL U.S. GOVERNMENT AGENCY PASS -THROUGH CERTIFICATES
        (Cost - $87,789,784)                                                                         87,366,673
                                                                                                  -------------

U.S. TREASURY OBLIGATIONS - 7.0%
 United States Treasury Notes
                                                                  4.00    02/15/15       1,173        1,169,563
                                                                  4.25    11/15/14       8,800 @      8,945,060
TOTAL U.S. TREASURY OBLIGATIONS
        (Cost - $10,014,441)                                                                         10,114,623
                                                                                                  -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
        (Cost - $97,804,225)                                                                         97,481,296
                                                                                                  -------------

ASSET-BACKED SECURITIES - 26.1%
HOUSING RELATED ASSET-BACKED SECURITIES - 24.3%
 Asset Backed Funding Certificates
  Series 2005-AQ1, Class B1*(b)                              5.75/6.25    06/25/35         993          864,681
  Series 2005-AQ1, Class B2*(b)                              5.75/6.25    06/25/35       1,050          874,676
                                                                                                  -------------
                                                                                                      1,739,357
                                                                                                  -------------

 Bank of America Funding Corp.
  Series 2005-2, Class B4*                                        5.66+   04/25/35         877          785,379
  Series 2005-2, Class B5*                                        5.66+   04/25/35         702          472,894
  Series 2005-2, Class B6*                                        5.66+   04/25/35         528          175,029
                                                                                                  -------------
                                                                                                      1,433,302

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                     Principal
                                                             Interest                 Amount
                                                               Rate       Maturity    (000s)          Value
                                                             ---------   ----------  ---------    -------------
 Equity One ABS, Inc.
  Series 2003-4, Class B2                                         8.39%+  11/25/33   $     139    $     139,789
 First Franklin Mortgage Loan Asset Backed Certificates
  Series 2003-FFH1, Class M4(a)                                   7.14+   09/25/33       4,740        4,875,697
  Series 2004-FFH1, Class B*(a)                                   7.14+   03/25/34       1,550        1,477,079
  Series 2004-FF2, Class B*(a)                                    7.14+   03/25/34         900          864,217
  Series 2004-FFH2C, Class B1*(a)                                 7.14+   06/25/34       1,250        1,175,862
  Series 2004-FF8, Class B4*(a)                                   7.14+   10/25/34       1,250        1,141,616
                                                                                                  -------------
                                                                                                      9,534,471
                                                                                                  -------------

 Green Tree Financial Corp.
  Series 1997-3, Class M1                                         7.53    03/15/28       2,000        1,160,000
  Series 1995-6, Class M1                                         8.10    09/15/26       4,325        4,571,395
                                                                                                  -------------
                                                                                                      5,731,395
                                                                                                  -------------

 Harborview Mortgage Loan Trust
  Series 2005-1, Class B4*(a)                                     5.34+   03/19/35         629          537,005
  Series 2005-1, Class B5*(a)                                     5.34+   03/19/35         914          594,371
  Series 2005-1, Class B6*(a)                                     5.34+   03/19/35       1,144          257,337
  Series 2005-2, Class B4*(a)                                     5.34+   05/19/35       1,488        1,258,761
                                                                                                  -------------
                                                                                                      2,647,474
                                                                                                  -------------

 Long Beach Mortgage Loan Trust
  Series 2002-5, Class M3(a)                                      6.89+   11/25/32       2,500        2,519,610
 Mid-State Trust
  Series 2004-1, Class M2                                         8.11    08/15/37       1,644        1,669,169
 Structured Asset Investment Loan Trust
  Series 2004-4, Class B*(b)                                 5.00/5.50    04/25/34       1,500        1,308,953
  Series 2004-11, Class M9(b)                                5.00/5.50    01/25/35       1,900        1,815,824
  Series 2004-7, Class B(a)                                       6.14+   08/25/34       2,161        1,921,765
  Series 2004-8, Class B1(a)                                      6.14+   09/25/34       1,000          952,541
  Series 2004-10, Class M7(a)                                     6.14+   11/25/34       2,000        2,015,606
  Series 2004-2, Class B*(a)                                      6.64+   03/25/34       1,074          974,854
                                                                                                  -------------
                                                                                                      8,989,543
                                                                                                  -------------

 Structured Asset Securities Corporation
  Series 2005-6, Class B5                                         5.34+   05/25/35         498          433,897
  Series 2005-6, Class B6                                         5.34+   05/25/35         498          330,793
  Series 2005-6, Class B7                                         5.34+   05/25/35         349          108,058
                                                                                                  -------------
                                                                                                        872,748
                                                                                                  -------------

TOTAL HOUSING RELATED ASSET-BACKED SECURITIES
        (Cost - $35,163,605)                                                                         35,276,858
                                                                                                  -------------

NON-HOUSING RELATED ASSET- BACKED SECURITIES - 1.8%
 Airplanes Pass Through Trust
  Series 1R, Class A8
        (Cost - $2,421,227)                                       3.95+   03/15/19       2,805        2,636,690
                                                                                                  -------------
TOTAL ASSET-BACKED SECURITIES
        (Cost - $37,584,832)                                                                         37,913,548
                                                                                                  -------------

COMMERCIAL MORTGAGE BACKED SECURITIES - 18.7%
 Bear Stearns Commercial Mortgage Securities
  Series 1999-C1, Class D                                         6.53    02/14/31       2,500        2,759,275
  Series 2000-WF1, Class E                                        8.14+   02/15/32       2,000        2,252,380
                                                                                                  -------------
                                                                                                      5,011,655
                                                                                                  -------------

 Chase Commercial Mortgage Securities Corp.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                     Principal
                                                             Interest                 Amount
                                                               Rate       Maturity    (000s)          Value
                                                             ---------   ----------  ---------    -------------
  Series 2000-2, Class I*                                         6.65%   07/15/32   $   1,000    $     631,257
 GE Capital Commercial Mortgage Corp.
  Series 2002-2A, Class G*                                        6.04    08/11/36       3,000        3,129,750
  Series 2000-1, Class G*                                         6.13    01/15/33       1,000          252,900
  Series 2002-2A, Class H*                                        6.31    08/11/36       2,000        2,075,634
  Series 2000-1, Class E                                          7.44+   01/15/33       1,000        1,081,070
                                                                                                  -------------
                                                                                                      6,539,354
                                                                                                  -------------

 JP Morgan Chase Commercial Mortgage Securities
  Series 2003-LN1, Class G*                                       5.65+   10/15/37       1,600        1,636,870
 JP Morgan Commercial Mortgage Finance Corp.
  Series 1999-C7, Class F*                                        6.00    10/15/35       2,000        2,047,660
 Morgan Stanley Capital I
  Series 1999-FNV1, Class E                                       7.72+   03/15/31       2,000        2,168,000
 Nationslink Funding Corp.
  Series 1998-2, Class E                                          7.11    08/20/30       4,000        4,315,656
 UBS 400 Atlantic Street Mortgage Trust
  Series 2002-C1A, Class B3*                                      7.19    01/11/22       2,000        2,201,600
 Wachovia Bank Commercial Mortgage Trust
  Series 2004-WL4A, Class H*                                      4.42+   10/15/15         700          700,268
  Series 2005-C16, Class H*                                       5.48+   10/15/41       2,000        1,937,256
                                                                                                  -------------
                                                                                                      2,637,524
                                                                                                  -------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
        (Cost - $26,953,906)                                                                         27,189,576
                                                                                                  -------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 26.3%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 26.3%
 Bank of America Alternative Loan Trust
  Series 2004-3, Class 30B4                                       5.50    04/25/34         999          846,555
  Series 2004-3, Class 30B5                                       5.50    04/25/34         699          440,283
                                                                                                  -------------
                                                                                                      1,286,838
                                                                                                  -------------

 Bank of America Mortgage Securities, Inc.
  Series 2004-A, Class B4                                         3.92+   02/25/34       2,047        1,894,538
  Series 2002-H, Class B4                                         4.71+   08/25/32         184          178,910
  Series 2002-H, Class B5                                         4.71+   08/25/32         122          121,982
  Series 2002-H, Class B6                                         4.71+   08/25/32         306          284,152
  Series 2003-10, Class 1B4                                       5.50    01/25/34         560          523,945
  Series 2002-10, Class 1B3                                       6.00    11/25/32       1,448        1,451,561
  Series 2002-9, Class 1B3                                        6.25    10/25/32       1,737        1,731,420
  Series 2002-9, Class 1B4                                        6.25    10/25/32       1,158        1,154,404
                                                                                                  -------------
                                                                                                      7,340,912
                                                                                                  -------------

 Cendant Mortgage Corp.
  Series 2002-4, Class B1                                         6.50    07/25/32       2,594        2,592,112
  Series 2002-4, Class B2                                         6.50    07/25/32       1,038        1,036,488
  Series 2002-4, Class B3                                         6.50    07/25/32         605          609,458
  Series 2002-4, Class B4                                         6.50    07/25/32         346          335,334
  Series 2002-4, Class B5                                         6.50    07/25/32         259          244,135
  Series 2002-4, Class B6*                                        6.50    07/25/32         346          276,710
                                                                                                  -------------
                                                                                                      5,094,237
                                                                                                  -------------

 First Horizon Alternative Mortgage Securities
  Series 2005-AA6, Class B4                                       5.50+   08/25/35         850          754,421
  Series 2005-AA6, Class B5                                       5.50+   08/25/35         800          568,932
  Series 2005-AA6, Class B6                                       5.50+   08/25/35         500          159,952
                                                                                                  -------------
                                                                                                  $   1,483,305
                                                                                                  -------------


THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2005

                                                                                     Principal
                                                             Interest                 Amount          Value
                                                               Rate       Maturity    (000s)         (Note 2)
                                                             ---------   ----------  ---------    -------------
 First Horizon Mortgage Pass-Through Trust
  Series 2005-4, Class B4*                                        5.45%+  07/25/35    $    428          377,598
  Series 2005-3, Class B4                                         5.50    06/25/35         458          404,869
                                                                                                  -------------
                                                                                                        782,467
                                                                                                  -------------

 G3 Mortgage Reinsurance Ltd.
  Series 1, Class E*                                             23.60+   05/25/08       4,244        4,695,202
 JP Morgan Mortgage Trust
  Series 2003-A1, Class B4                                        4.49+   10/25/33         536          471,801
 Residential Finance Limited Partnership
  Series 2002-A, Class B7                                         9.27+   10/10/34       1,931        1,972,149
 Residential Funding Mortgage Securities I, Inc.
  Series 2004-S1, Class B2                                        5.25    02/25/34         453          302,204
  Series 2003-S7, Class B3                                        5.50    05/25/33         321          245,830
  Series 2003-S7, Class B2                                        5.50    05/25/33         529          223,376
                                                                                                  -------------
                                                                                                        771,410
                                                                                                  -------------

 Resix Finance Limited Credit-Linked Note
  Series 2004-C, Class B7*                                        7.07+   09/10/36         988        1,008,691
  Series 2004-B, Class B8*                                        8.32+   02/10/36         801          825,076
  Series 2003-CB1, Class B8*                                     10.30+   06/10/35         967        1,010,061
  Series 2004-B, Class B9*                                       11.80+   02/10/36       1,227        1,276,173
  Series 2004-A, Class B10*                                      15.10+   02/10/36         490          509,653
                                                                                                  -------------
                                                                                                      4,629,654
                                                                                                  -------------

 Structured Asset Mortgage Investments, Inc.
  Series 2002-AR1, Class B4                                       5.14+   03/25/32         726          712,478
 Washington Mutual Mortgage Securities Corp.
  Series 2002-AR12, Class B4                                      4.68+   10/25/32       1,006          977,955
  Series 2002-AR12, Class B5                                      4.68+   10/25/32         755          720,275
  Series 2002-AR12, Class B6                                      4.68+   10/25/32       1,259          931,606
  Series 2005-AR2, Class B10(a)                                   4.75+   01/25/45       1,793        1,443,134
  Series 2002-AR10, Class B4*                                     4.96+   10/25/32       1,144        1,115,857
  Series 2002-AR10, Class B5*                                     4.96+   10/25/32         858          814,335
  Series 2002-AR10, Class B6*                                     4.96+   10/25/32       1,431        1,058,975
  Series 2002-AR11, Class B5                                      5.13+   10/25/32         694          687,205
  Series 2002-AR11, Class B6                                      5.13+   10/25/32       1,156          813,781
                                                                                                  -------------
                                                                                                      8,563,123
                                                                                                  -------------

 Wells Fargo Mortgage Backed Securities Trust
  Series 2002, Class B5                                           6.00    06/25/32         361          331,537
                                                                                                  -------------

TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $36,081,848)                                                                         38,135,113
                                                                                                  -------------

TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
        (Cost - $36,081,848)                                                                         38,135,113
                                                                                                  -------------

GOVERNMENT AND AGENCY SECURITIES - 1.4%
SHORT TERM INVESTMENTS - 1.4%

 Federal Home Loan Bank Consolidated Discount Note
        (Cost - $1,999,083)                                       3.32    09/06/05       1,999        1,999,083
                                                                                                  -------------

TOTAL INVESTMENTS - 139.7%
        (Cost - $200,423,894)                                                                       202,718,616
LIABILITIES IN EXCESS OF OTHER ASSETS - (39.7)%                                                      57,659,397
                                                                                                  -------------
NET ASSETS - 100.0%                                                                               $ 145,059,219
                                                                                                  =============

See notes to financial statements.

@     - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

+     - Variable Rate Security: Interest rate is the rate in effect August 31,
        2005.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

#     - Portion or entire principal amount is held as collateral for open futures contracts.

(a) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin

(b) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
August 31, 2005

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 29% of the investments in securities held by the Fund at August 31, 2005) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At August 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                            MATURITY
FACE VALUE      DESCRIPTION                                                                  AMOUNT
-----------     ----------------------------------------------------------------------     -----------
$ 2,928,000     CS First Boston 3.59%, dated 08/16/05, maturity date 09/21/05              $ 2,938,512
 10,635,000     Goldman Sachs 3.58%, dated 08/08/05, maturity date 09/07/05                 10,666,728
  6,567,000     Goldman Sachs 3.60%, dated 08/29/05, maturity date 09/07/05                  6,572,910
  9,853,000     Lehman Brothers 3.56%, dated 08/17/05, maturity date 09/15/05                9,881,256
  8,844,000     Lehman Brothers 3.45%, dated 08/25/05, maturity date 09/08/05                8,855,866
  4,020,000     Morgan Stanley 3.58%, dated 08/16/05, maturity date 09/20/05                 4,033,992
  2,832,000     Morgan Stanley 3.60%, dated 08/30/05, maturity date 09/08/05                 2,834,549
  8,043,000     Wachovia Capital Markets 3.59%, dated 08/17/05, maturity date 09/19/05       8,069,468
  4,980,000     Wachovia Capital Markets 3.59%, dated 08/18/05, maturity date 09/19/05       4,995,892
-----------                                                                                -----------
$58,702,000
===========

                Maturity Amount, Including Interest Payable                                $58,849,173
                                                                                           -----------

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
August 31, 2005

                Market Value of Assets Sold Under Agreements                               $60,277,617
                                                                                           -----------
                Weighted Average Interest Rate                                                    3.56%
                                                                                           -----------

The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2005, was approximately $73,721,489 at a weighted average interest rate of 3.28%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $72,964,960 as of June 10, 2005, which was 33.02% of total assets.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

As of August 31, 2005, the following swap agreements were outstanding:

                                                                                       NET UNREALIZED
                 EXPIRATION                                                             APPRECIATION/
NOTIONAL AMOUNT     DATE                         DESCRIPTION                           (DEPRECIATION)
---------------  ----------  -------------------------------------------------------   --------------
     11,000,000   12/15/14   Agreement with Morgan Stanley Capital Services, Inc.,            (76,944)
                             dated 12/13/04 to pay semi-annually the notional amount
                             multiplied by 4.555% and to receive quarterly the
                             notional amount multiplied by 3 month USD-LIBOR-BBA.
                                                                                       --------------
                                                                                       $      (76,944)
                                                                                       ==============

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.


By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date: October 31, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date: October 31, 2005

By:  /s/ Thomas F. Doodian
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date: October 31, 2005